Other Assets - Summary of Other Assets (Detail) - Increase (decrease) due to application of IFRS 15 [member] - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other assets [line items]
Other assets	¥ 4,687	¥ 4,840
Contract costs [member]
Disclosure of other assets [line items]
Other assets	988	1,287
Installation fees [member]
Disclosure of other assets [line items]
Other assets	56	124
Other long-term prepaid expenses [member]
Disclosure of other assets [line items]
Other assets	¥ 3,643	¥ 3,429